Major Suppliers (Q2)	6 Months Ended
Jun. 30, 2019
Major Suppliers [Abstract]
Major Suppliers

Note 14 - Major Suppliers

The Company purchased approximately 83% and 72% of its inventories from one vendor for the six months ended June 30, 2019 and 2018, respectively. Additionally, the Company primarily utilized one vendor for outsourced manufacturing of meals for the six-month periods ended June 30, 2019 and the year ended June 30, 2018.